Restricted assets	12 Months Ended
Dec. 31, 2024
Restricted Availability Assets [Abstract]
Restricted assets	Restricted assets
As of December 31, 2024 and 2023, the Group had the following restricted assets:
a)The Entity used as security for loans agreed under the Global Credit Program for MSMEs granted by the Inter-American Development Bank (IDB):

	December 31, 2024	December 31, 2023
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2026	5,873	—
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2024	—	27,871
	5,873	27,871
b)Also, the Entity has accounts, deposits, repo transactions and trusts applied as guarantee for activities related to credit card transactions, with automated clearing houses, transactions settled at maturity, foreign currency futures, court proceedings and leases in the amount of 462,967,978 and 569,743,007 as of December 31, 2024 and 2023, respectively (see Note 6.5 and 10.1.).